Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets, Net [Abstract]
Impairment loss	$ 0
Amortization expenses	$ 36,250	$ 27,500